INTANGIBLE ASSETS AND GOODWILL (Details - Estimated amortization expense) - USD ($)	Dec. 31, 2024	Sep. 30, 2024	Sep. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Remainder of Fiscal 2025	$ 160,000
Fiscal 2026	121,000	$ 213,000
Fiscal 2027	82,000	121,000
Fiscal 2028	78,000	81,000
Fiscal 2029	39,000	78,000
Fiscal 2030	39,000	39,000
Thereafter	108,000	148,000
Total	$ 627,000	$ 680,000	$ 893,000